CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for loans	$ 5,237	$ 6,110
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation		$ 7,691
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued		7,225
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	15,936,417	937,417
Treasury stock, shares	111,707	111,707